STOCK-BASED COMPENSATION PLANS Schedule of stock option activity (Details) - Stock options [Member] $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CAD / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CAD / shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CAD / shares	Dec. 31, 2013 USD ($) $ / shares shares
Number of Shares
Outstanding at the beginning of the period (in shares)	965,911		1,144,057		1,537,586
Granted (in shares)	651,357		218,331		300,150
Exercised (in shares)	(231,704)		(357,136)		(686,384)
Forfeited (in shares)	(69,941)		(39,341)		(7,295)
Outstanding at the end of the period (in shares)	1,315,623		965,911		1,144,057		1,537,586
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | (per share)	$ 15.44	CAD 21.47	$ 12.00	CAD 13.94	$ 9.76	CAD 10.37
Granted (in dollars per share) | (per share)	10.95	14.72	29.94	41.62	18.57	21.57
Exercised (in dollars per share) | (per share)	8.75	11.76	10.37	14.42	9.15	10.64
Forfeited (in dollars per share) | (per share)	14.32	19.25	17.09	23.74	10.18	11.83
Outstanding at the end of the period (in dollars per share) | (per share)	$ 14.61	CAD 19.65	$ 15.44	CAD 21.47	$ 12.00	CAD 13.94	$ 9.76
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period	2 years 10 months 24 days		2 years 6 months		2 years 10 months 30 days		3 years 1 month
Outstanding at the end of the period	2 years 10 months 24 days		2 years 6 months		2 years 10 months 30 days		3 years 1 month
Aggregate Intrinsic Value
Outstanding at the beginning of the period | $	$ 3,541		$ 40,550		$ 22,164
Exercised | $	1,608		6,813		10,535
Outstanding at the end of the period | $	$ 4,687		$ 3,541		$ 40,550		$ 22,164